Vessels under construction (Tables)	12 Months Ended
Dec. 31, 2016
Vessels under construction [Abstract]
Vessels under construction rollforward [Table Text Block]
A rollforward of activity within vessels under construction is as follows (in thousands):

Balance December 31, 2014	$866,844
Installment payments and other	875,970
Capitalized interest	11,886
Transferred to vessels	(1,001,808)
Transferred to assets held for sale	(464,610)
Balance December 31, 2015	$288,282
Installment payments and other	401,556
Capitalized interest	6,951
Transferred to vessels	(506,362)
Write off due to contract cancellation	(10,427)
Balance December 31, 2016	180,000

Schedule of Vessels under Construction
A summary of our vessels under construction as of December 31, 2016 is as follows:

Ultramax Vessels
	Vessel Name	Expected Delivery	DWT	Shipyard
1	Hull CX0655 - TBN SBI Samson	Q1-17	64,000	Chengxi Shipyard Co. Ltd.
2	Hull CX0656 - TBN SBI Phoenix	Q1-17	64,000	Chengxi Shipyard Co. Ltd.
	Ultramax NB DWT		128,000

Kamsarmax Vessels
	Vessel Name	Expected Delivery	DWT	Shipyard
1	Hull S1735A - TBN SBI Parapara	Q1-17	82,000	Hudong-Zhonghua (Group) Co., Ltd.
2	Hull S1736A - TBN SBI Mazurka	Q1-17	82,000	Hudong-Zhonghua (Group) Co., Ltd.
3	Hull S1232 - TBN SBI Swing	Q1-17	82,000	Hudong-Zhonghua (Group) Co., Ltd.
4	Hull S1233 - TBN SBI Jive	Q2-17	82,000	Hudong-Zhonghua (Group) Co., Ltd.
	Kamsarmax NB DWT		328,000
	Total Newbuild DWT		456,000